UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTICE OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-22974

Eagle Point Credit Company Inc.

(Name of Registrant)

600 Steamboat Road, Suite 202

Greenwich, CT 06830

(Address of Principal Executive Offices)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Eagle Point Credit Company Inc. (the “Company”) to be redeemed:

8.00% Series F Term Preferred Stock due 2029 (CUSIP: 269809877) (the “Series F Preferred Stock”)

(2)	Date on which the securities are to be redeemed:

The Series F Preferred Stock will be redeemed on January 30, 2026.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series F Preferred Stock are to be redeemed pursuant to Section 5.3 of the Company’s Certificate of Designation of the Series F Preferred Stock of the Company (the “Certificate of Designation”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Series F Preferred Stock (2,486,244 shares of Series F Preferred Stock) pursuant to the terms of the Certificate of Designation.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 29th day of December 2025.

EAGLE POINT CREDIT COMPANY INC.

By:	/s/ Kenneth P. Onorio
	Name:	Kenneth P. Onorio
	Title:	Chief Financial Officer